13. Income Taxes: Schedule of Deferred Tax Assets and Liabilities [Table Text Block] (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2019 $	2018 $

Deferred income tax assets:
Non-capital losses carried forward	7,583,620	1,753,878
Resource pools	694,023	681,172
Investment in equity securities	1,121,010	-
Share issuance costs	473,032	619,029

Total gross deferred income tax assets	9,871,685	3,054,079
Unrecognized deferred tax assets	(9,871,685)	(3,054,079)

Net deferred income tax assets	-	-